Financial Assets and Financial Liabilities (Short-term bonds) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term bonds abstract [abstract]
Short-term bonds		¥ 3,017,811	¥ 0
Short-term bonds, maturity	169 days
Face value of short-term bonds	¥ 3,000,000
Effective yield of the short-term bonds	1.70%